OTHER INCOME	12 Months Ended
Dec. 31, 2019
OTHER INCOME
OTHER INCOME

26  – OTHER INCOME

Other income by function is detailed as follows:

	01.01.2019	01.01.2018	01.01.2017
Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Gain on disposal of Property, plant and equipment	265,514	1,984,547	312,470
Recovery AFIP claim	—	232,617	—
Recovery PIS and COFINS credits (1)	40,281,550	—	—
Others	400,094	392,004	238,364
Total	40,947,158	2,609,168	550,834
(1)	See Note 6 for more information regarding recovery
(1)